UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Allowance for credit loss, current	$ 228	$ 172
Common stock, shares authorized	19,000,000	19,000,000
Ordinary shares, shares issued	13,272,610	13,272,610
Ordinary shares, shares outstanding	12,998,137	12,998,137